LEASE LIABILITIES (Details) ₪ in Thousands, $ in Thousands					12 Months Ended
	Apr. 27, 2025 USD ($)	Apr. 27, 2025 ILS (₪)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)
LEASE LIABILITIES (Details) [Line Items]
Rent termination penalty	$ 204	₪ 650,000	$ 157	₪ 500,000
Monthly deduction from termination fee	$ 16	₪ 50,000	$ 9	₪ 30,000
Lease monthly payment					$ (20)	₪ 69,000
Percentage for car lease agreement cancellation penalty					up to 400%	up to 400%
Lease expenses					$ 469		$ 390
Minimum [Member]
LEASE LIABILITIES (Details) [Line Items]
Percentage of future lease payments discounted					7.98%	7.98%
Maximum [Member]
LEASE LIABILITIES (Details) [Line Items]
Percentage of future lease payments discounted					25.59%	25.59%